Summary of Operations and Basis of Presentation (Details)		12 Months Ended
	Mar. 15, 2019	Dec. 31, 2018 state
Number states Company underwrites catastrophe insurance on an admitted basis		24
Forward stock split	17,000,000
Subsequent Event
Forward stock split	17,000,000